Property and Equipment, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 100,815	$ 255,126	$ 213,163	$ 510,607	$ 994,640	$ 699,091
Depreciation expense under cost of revenue	74,306	210,435	149,179	419,370	828,111	337,010
General and administrative expenses	$ 26,509	$ 44,691	$ 63,984	$ 91,237	$ 166,529	$ 362,081